Other Liabilities	12 Months Ended
Dec. 31, 2013
Other Liabilities

10. Other liabilities

Other accrued liabilities (current) are comprised of the following:

December 31 (millions)	2013	2012
Payrolls and commissions	$103.9	$128.7
Accrued vacations	67.2	70.2
Taxes other than income taxes	62.4	48.4
Income taxes	40.9	47.8
Postretirement	25.1	26.8
Accrued interest	4.9	4.7
Other	71.3	85.3
Total other accrued liabilities	$375.7	$411.9